Vanguard Mid-Cap Value Index Fund
Schedule of Investments (unaudited)
As of September 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (6.2%)
	Freeport-McMoRan Inc.	11,357,349	177,629
	International Paper Co.	3,074,142	124,626
	Nucor Corp.	2,360,728	105,902
	International Flavors & Fragrances Inc.	836,135	102,385
	Newmont Corp.	1,569,808	99,604
	Celanese Corp. Class A	924,975	99,389
	Avery Dennison Corp.	652,489	83,414
	Eastman Chemical Co.	1,058,251	82,671
	Albemarle Corp.	831,407	74,228
	LyondellBasell Industries NV Class A	979,546	69,048
	FMC Corp.	506,902	53,686
	CF Industries Holdings Inc.	836,805	25,698
	Westlake Chemical Corp.	124,561	7,875
			1,106,155
Consumer Discretionary (18.0%)
	DR Horton Inc.	2,702,151	204,364
	Best Buy Co. Inc.	1,818,069	202,333
	Aptiv plc	2,111,842	193,614
	Lennar Corp. Class A	2,144,071	175,128
	Delta Air Lines Inc.	4,988,694	152,554
	ViacomCBS Inc. Class B	4,204,637	117,772
*	CarMax Inc.	1,275,320	117,215
*	AutoZone Inc.	91,329	107,553
	Garmin Ltd.	1,121,484	106,384
	Darden Restaurants Inc.	1,017,175	102,470
	Genuine Parts Co.	1,071,686	101,992
	Hilton Worldwide Holdings Inc.	1,084,160	92,500
	Royal Caribbean Cruises Ltd.	1,426,635	92,346
	PulteGroup Inc.	1,991,975	92,208
	Whirlpool Corp.	487,035	89,561
	Southwest Airlines Co.	2,306,022	86,476
	Hasbro Inc.	1,017,669	84,182
	Omnicom Group Inc.	1,680,028	83,161
	Advance Auto Parts Inc.	540,538	82,973
*	Peloton Interactive Inc. Class A	765,129	75,931
*	United Airlines Holdings Inc.	2,157,000	74,956
	Fox Corp. Class A	2,685,007	74,724
	MGM Resorts International	3,084,781	67,094
[1]	Carnival Corp.	4,341,334	65,901
	BorgWarner Inc.	1,620,012	62,759
*,1	DraftKings Inc. Class A	973,754	57,296

		Shares	Market Value ($000)
	Tiffany & Co.	474,835	55,010
	News Corp. Class A	3,594,872	50,400
*	Discovery Inc. Class C	2,534,275	49,672
	Fortune Brands Home & Security Inc.	540,505	46,764
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,246,476	41,233
	Fox Corp. Class B	1,227,423	34,331
*	Discovery Inc. Class A	1,182,871	25,751
	Lear Corp.	234,314	25,552
	Interpublic Group of Cos. Inc.	1,524,297	25,410
[1]	American Airlines Group Inc.	1,989,725	24,454
	Aramark	889,680	23,532
*	Liberty Media Corp.-Liberty SiriusXM Class A	661,084	21,928
*	Mohawk Industries Inc.	222,843	21,747
	Lennar Corp. Class B	122,627	8,052
	News Corp. Class B	378,120	5,286
	ViacomCBS Inc. Class A	66,891	2,026
			3,224,595
Consumer Staples (7.4%)
	Clorox Co.	986,891	207,415
	Corteva Inc.	5,853,508	168,639
	Tyson Foods Inc. Class A	2,301,205	136,876
	Kellogg Co.	2,011,215	129,904
	Conagra Brands Inc.	3,628,749	129,583
	AmerisourceBergen Corp. Class A	1,117,353	108,294
	Archer-Daniels-Midland Co.	2,172,396	100,995
	J M Smucker Co.	847,369	97,888
	McKesson Corp.	634,067	94,431
	Campbell Soup Co.	1,535,380	74,266
	Hormel Foods Corp.	1,054,222	51,541
	Molson Coors Beverage Co. Class B	691,323	23,201
			1,323,033
Energy (3.8%)
	Williams Cos. Inc.	4,744,246	93,224
	ONEOK Inc.	3,472,904	90,226
	Phillips 66	1,707,139	88,498
	Marathon Petroleum Corp.	2,543,290	74,620
	Halliburton Co.	6,180,801	74,479
	Occidental Petroleum Corp.	7,271,550	72,788
	Valero Energy Corp.	1,593,715	69,040
	Baker Hughes Co. Class A	4,878,450	64,835
	Hess Corp.	1,081,392	44,261
	Diamondback Energy Inc.	309,821	9,332
			681,303
Financials (16.3%)
	Willis Towers Watson plc	1,007,650	210,417
	Ameriprise Financial Inc.	940,567	144,951
	KKR & Co. Inc.	4,154,013	142,649
	Discover Financial Services	2,396,323	138,460
	Northern Trust Corp.	1,545,935	120,537
	Fifth Third Bancorp	5,569,534	118,742
	Nasdaq Inc.	899,025	110,319
	Hartford Financial Services Group Inc.	2,800,931	103,242
	Cincinnati Financial Corp.	1,194,840	93,162
	American International Group Inc.	3,367,749	92,714
	KeyCorp	7,631,116	91,039
*	Arch Capital Group Ltd.	3,015,441	88,202
	M&T Bank Corp.	952,832	87,746

		Shares	Market Value ($000)
	Regions Financial Corp.	7,506,837	86,554
	E*TRADE Financial Corp.	1,728,603	86,517
	Principal Financial Group Inc.	2,146,387	86,435
	Citizens Financial Group Inc.	3,337,015	84,360
	Arthur J Gallagher & Co.	748,468	79,023
	Annaly Capital Management Inc.	10,968,135	78,093
	State Street Corp.	1,308,531	77,635
	Ally Financial Inc.	2,925,151	73,334
	Huntington Bancshares Inc.	7,960,097	72,994
	Fidelity National Financial Inc.	2,167,334	67,859
	Loews Corp.	1,865,287	64,819
	W R Berkley Corp.	1,044,689	63,883
	Everest Re Group Ltd.	312,788	61,788
	Globe Life Inc.	750,128	59,935
	Raymond James Financial Inc.	815,886	59,364
	Equitable Holdings Inc.	3,164,986	57,729
*	Markel Corp.	51,201	49,854
	Franklin Resources Inc.	2,131,784	43,382
	TD Ameritrade Holding Corp.	1,058,151	41,427
	AGNC Investment Corp.	2,172,628	30,221
	Alleghany Corp.	53,140	27,657
	Lincoln National Corp.	717,189	22,469
			2,917,512
Health Care (5.7%)
*	Laboratory Corp. of America Holdings	761,723	143,410
*	Hologic Inc.	2,025,325	134,623
	Quest Diagnostics Inc.	1,050,262	120,245
	Cardinal Health Inc.	2,286,823	107,366
*	Elanco Animal Health Inc.	3,689,515	103,048
*	Alexion Pharmaceuticals Inc.	814,016	93,148
	DENTSPLY SIRONA Inc.	1,708,116	74,696
*	Henry Schein Inc.	1,115,990	65,598
	Universal Health Services Inc. Class B	577,578	61,813
*	DaVita Inc.	579,790	49,659
*	Mylan NV	2,021,597	29,980
	Perrigo Co. plc	533,408	24,489
*	GoodRx Holdings Inc. Class A	2,488	138
			1,008,213
Industrials (11.4%)
	Carrier Global Corp.	6,773,242	206,855
*	Keysight Technologies Inc.	1,466,243	144,835
	WW Grainger Inc.	356,110	127,049
	Dover Corp.	1,125,898	121,980
	Synchrony Financial	4,336,534	113,487
	CH Robinson Worldwide Inc.	1,054,324	107,741
	Ball Corp.	1,276,763	106,125
	Otis Worldwide Corp.	1,693,256	105,693
*	Ingersoll Rand Inc.	2,935,135	104,491
	Rockwell Automation Inc.	453,401	100,057
*	United Rentals Inc.	563,601	98,348
	Fortive Corp.	1,251,878	95,406
	Jacobs Engineering Group Inc.	1,018,104	94,450
*	Crown Holdings Inc.	1,053,581	80,978
	Packaging Corp. of America	741,435	80,853
	Westrock Co.	2,031,596	70,578
	Western Union Co.	3,212,874	68,852
	Textron Inc.	1,782,500	64,330

		Shares	Market Value ($000)
	Snap-on Inc.	426,207	62,708
	Hubbell Inc. Class B	212,053	29,017
	Huntington Ingalls Industries Inc.	158,177	22,263
*	XPO Logistics Inc.	178,169	15,084
*,1	Nikola Corp.	592,520	12,135
			2,033,315
Real Estate (8.7%)
	Weyerhaeuser Co.	5,836,549	166,458
	AvalonBay Communities Inc.	1,100,789	164,392
	Ventas Inc.	2,917,558	122,421
	Healthpeak Properties Inc.	4,209,500	114,288
	Duke Realty Corp.	2,897,577	106,921
	Welltower Inc.	1,631,292	89,868
	WP Carey Inc.	1,359,714	88,599
	Boston Properties Inc.	1,095,154	87,941
	Simon Property Group Inc.	1,195,642	77,334
	UDR Inc.	2,306,666	75,220
	Equity Residential	1,454,858	74,678
	Camden Property Trust	761,314	67,742
	Iron Mountain Inc.	2,254,632	60,402
*	CBRE Group Inc. Class A	1,246,146	58,531
	Mid-America Apartment Communities Inc.	447,417	51,878
	Essex Property Trust Inc.	255,106	51,223
	Host Hotels & Resorts Inc.	2,759,268	29,772
	VEREIT Inc.	4,217,472	27,413
	Vornado Realty Trust	673,114	22,691
	Federal Realty Investment Trust	295,936	21,733
			1,559,505
Technology (5.8%)
	Corning Inc.	5,957,489	193,082
	Maxim Integrated Products Inc.	2,085,683	141,013
	CDW Corp.	1,115,723	133,362
*	Qorvo Inc.	893,295	115,244
	Hewlett Packard Enterprise Co.	10,055,397	94,219
	NortonLifeLock Inc.	4,389,912	91,486
	Seagate Technology plc	1,710,972	84,300
	Western Digital Corp.	2,226,007	81,361
	NetApp Inc.	1,734,962	76,061
*	F5 Networks Inc.	239,325	29,382
*	Palantir Technologies Inc. Class A	29,688	282
*	Unity Software Inc.	14	1
			1,039,793
Telecommunications (3.3%)
	Motorola Solutions Inc.	1,327,773	208,208
*	Liberty Broadband Corp. Class C	1,132,456	161,794
	CenturyLink Inc.	8,581,421	86,586
	Juniper Networks Inc.	2,595,806	55,810
*	DISH Network Corp. Class A	1,908,045	55,391
*	Liberty Broadband Corp. Class A	200,981	28,501
			596,290
Utilities (13.3%)
	WEC Energy Group Inc.	2,466,548	239,009
	Eversource Energy	2,679,469	223,870
	American Water Works Co. Inc.	1,416,862	205,275
	DTE Energy Co.	1,502,412	172,837
	Entergy Corp.	1,565,852	154,283
	Ameren Corp.	1,929,345	152,573

				Shares	Market Value ($000)
	Edison International			2,958,076	150,389
	CMS Energy Corp.			2,238,641	137,475
	FirstEnergy Corp.			4,239,461	121,715
	Consolidated Edison Inc.			1,307,728	101,741
	Alliant Energy Corp.			1,951,982	100,820
	AES Corp.			5,200,682	94,184
	Evergy Inc.			1,772,157	90,061
	CenterPoint Energy Inc.			4,259,466	82,421
	PPL Corp.			3,005,151	81,770
	Vistra Corp.			3,820,854	72,061
	NiSource Inc.			2,993,967	65,867
*	PG&E Corp.			5,696,558	53,491
	Pinnacle West Capital Corp.			440,236	32,820
	NRG Energy Inc.			907,233	27,888
	Avangrid Inc.			483,589	24,402
					2,384,952
Total Common Stocks (Cost $15,798,733)					17,874,666
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund	0.117%		689,032	68,903
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill	0.165%	11/3/20	1,300	1,300
[4]	United States Treasury Bill	0.097%	1/5/21	3,100	3,099
					4,399
Total Temporary Cash Investments (Cost $73,273)					73,302
Total Investments (100.3%) (Cost $15,872,006)					17,947,968
Other Assets and Liabilities—Net (-0.3%)					(54,163)
Net Assets (100%)					17,893,805
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $67,736,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $68,890,000 was received for securities on loan.
4	Securities with a value of $1,365,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	1	168	2
E-mini S&P Mid-Cap 400 Index	December 2020	99	18,373	(193)
				(191)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Raymond James Financial Inc.	9/2/21	BOANA	11,358	(0.157)	—	(445)
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	17,874,666	—	—	17,874,666
Temporary Cash Investments	68,903	4,399	—	73,302
Total	17,943,569	4,399	—	17,947,968

Derivative Financial Instruments
Assets
Futures Contracts[1]	123	—	—	123
Liabilities
Swap Contracts	—	445	—	445
1	Represents variation margin on the last day of the reporting period.